Intangible Assets and Goodwill (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Future Amortization of Acquisition-Related Intangible Assets	The total expected amortization of acquisition-related intangible assets for years ended December 31 is as follows (in millions):

2014	$134
2015	82
2016	66
2017	58
2018	54

Based on amounts recorded at December 31, 2013 and excluding assets of discontinued operations, total expected amortization of all acquisition-related intangible assets in each of the years ended December 31 follows (in millions):

2014	$135
2015	83
2016	66
2017	58
2018	54

Changes in Goodwill by Reportable Segment

The following table summarizes the changes in goodwill by segment for the three months ended March 31, 2014 (in millions) and does not include any amounts related to the AS business, which is reflected as discontinued operations for all periods presented:

	Cost			Accumulated impairment
	FS	PS&E	Subtotal	PS&E	Subtotal	Total
Balance at December 31, 2013	$3,501	$544	$4,045	$(217)	$(217)	$3,828
Adjustments related to the LBO and prior year acquisitions	(1)	(1)	(2)	—	—	(2)
Effect of foreign currency translation	1	—	1	—	—	1

Balance at March 31, 2014	$3,501	$543	$4,044	$(217)	$(217)	$3,827

The following table summarizes changes in goodwill by segment (in millions):

	Cost			Accumulated impairment		Total
	FS	PS&E	Subtotal	PS&E	Subtotal
Balance at December 31, 2011	$3,449	$545	$3,994	$(217)	$(217)	$3,777
2012 acquisitions	28	—	28	—	—	28
Adjustments related to the LBO and prior year acquisitions	(3)	(1)	(4)	—	—	(4)
Effect of foreign currency translation	11	—	11	—	—	11

Balance at December 31, 2012	3,485	544	4,029	(217)	(217)	3,812
Adjustments related to the LBO and prior year acquisitions	(1)	—	(1)	—	—	(1)
Effect of foreign currency translation	17	—	17	—	—	17

Balance at December 31, 2013	$3,501	$544	$4,045	$(217)	$(217)	$3,828

Summary of Changes in the Value of the Trade Name

The following table summarizes changes in the value of the trade name for the three months ended March 31, 2014 (in millions):

Trade name, net
Balance at December 31, 2013	$1,019
Transfer limited “right to use” trade name asset to AS	(8)
Trade name impairment	(339)

Balance at March 31, 2014	$672

Availability Services
Changes in Goodwill by Reportable Segment

The following table summarizes the 2012 goodwill impairment charge by reporting unit (in millions):

Segment	Reporting unit	Net goodwill balance before impairment	Impairment charge	Net goodwill balance after impairment
Availability Services	AS NA	$914	$(385)	$529